UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2009

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:
Liberty Street Horizon Fund

SEMI-ANNUAL REPORT
October 31, 2009

www.libertystreetfunds.com

Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Supplemental Information	21

This report and the financial statements contained herein are provided for the general information of the shareholders of the Liberty Street Horizon Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Liberty Street Horizon Fund
Fund Expenses - October 31, 2009 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/01/09 to 10/31/09.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/01/09	10/31/09	5/01/09 – 10/31/09
A Shares
	Actual Performance	$1,000.00	$1,195.80	$8.30
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.64	$7.63
C Shares
	Actual Performance	$1,000.00	$1,193.70	$11.06
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$10.16
Institutional Shares
	Actual Performance	$1,000.00	$1,199.20	$6.93
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.00% and 1.25% for A Shares, C Shares and Institutional Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2009
(Unaudited)

Number
of Shares		Value

	Common Stocks - 93.9%
	Banks - 7.2%
9,400	Bank of Japan*	$6,578,904
40,614	ICICI Bank Ltd. - ADR	1,277,310
		7,856,214
	Commercial Services - 1.6%
49,991	Quanta Services, Inc.*	1,059,809
18,730	Time Warner Cable, Inc.	738,711
		1,798,520
	Communications - 1.3%
108,597	China Unicom Hong Kong Ltd. - ADR	1,373,752
125,100	RH Donnelley Corp.*	3,315
		1,377,067
	Consumer Discretionary - 8.7%
73,680	Carnival Corp.	2,145,562
8,000	Mastercard, Inc. - Class A	1,752,160
64,172	Philip Morris International, Inc.	3,039,186
20,703	Sears Holdings Corp.*	1,404,905
76,037	Sotheby's	1,205,947
		9,547,760
	Diversified Financial Operations - 2.4%
30,996	Icahn Enterprises LP	1,194,896
65,359	Leucadia National Corp.*	1,468,617
		2,663,513
	Energy - 14.4%
59,319	Allegheny Energy, Inc,	1,353,659
10,208	CNOOC Ltd. - ADR	1,520,379
101,270	El Paso Corp.	993,459
54,012	EnCana Corp.	2,991,725
52,786	Gazprom OAO - ADR	1,247,333
80,260	Imperial Oil Ltd.	3,021,789
25,800	Oil States International, Inc.*	888,552
101,175	Penn West Energy Trust	1,664,329
28,566	Texas Pacific Land Trust	809,561
719,598	UTS Energy Corp.*	1,356,665
		15,847,451

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2009
(Unaudited)

Number
of Shares		Value

	Exchanges - 12.4%
7,317	CME Group, Inc.	$2,214,197
147,000	Hong Kong Exchanges and Clearing Ltd.	2,602,477
19,726	IntercontinentalExchange, Inc.*	1,976,348
190,020	London Stock Exchange Group PLC	2,584,272
101,263	NASDAQ OMX Group, Inc.*	1,828,810
61,284	NYSE Euronext	1,584,191
134,000	Singapore Exchange Ltd.	772,516
		13,562,811
	Finance - Capital Markets - 2.1%
157,000	ICAP PLC	1,054,540
48,680	TMX Group, Inc.	1,304,672
		2,359,212
	Finance - Mortgage Loan/Banker - 0.2%
133,800	Federal Home Loan Mortgage Corp.*	164,574
50,340	Federal National Mortgage Association*	54,367
		218,941
	Healthcare - 1.0%
21,250	Genzyme Corp.*	1,075,250

	Industrials - 5.6%
1,182,000	Beijing Capital International Airport Co., Ltd. - Class H*	804,193
236,300	Bombardier, Inc. - Class B	958,696
34,149	Burlington Northern Santa Fe Corp.	2,572,103
32,550	Union Pacific Corp.	1,794,807
		6,129,799
	Insurance - 6.2%
874	Berkshire Hathaway, Inc. - Class B*	2,869,342
26,581	China Life Insurance Co., Ltd. - ADR	1,823,722
90,797	Power Corp. of Canada	2,139,757
		6,832,821
	Investment Management/Adviser - 4.9%
143,689	Blackstone Group LP	1,928,307
37,400	Cohen & Steers, Inc.	722,942
65,712	Legg Mason, Inc.	1,912,876
1,716,000	Value Partners Group Ltd.	766,091
		5,330,216

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2009
(Unaudited)

Number
of Shares		Value

	Materials - 5.8%
133,420	Anglo American PLC - ADR	$2,414,902
5,650	BHP Billiton Ltd. - ADR	370,527
115,380	Franco-Nevada Corp.	2,868,372
1,005	Rio Tinto PLC - ADR	178,920
46,200	Silver Wheaton Corp.*	576,576
		6,409,297
	Multimedia - 3.3%
50,028	Walt Disney Co.	1,369,266
74,621	Time Warner, Inc.	2,247,585
		3,616,851
	Public Thoroughfares - 0.9%
2,150,000	Sichuan Expressway Co., Ltd. - Class H	937,653
		937,653
	Real Estate - 9.7%
177,086	Brookfield Asset Management, Inc. - Class A	3,701,097
34,700	Forest City Enterprises, Inc. - Class A	302,584
340,000	Henderson Land Development Co., Ltd.	2,346,000
703,700	Link REIT	1,603,487
21,939	St. Joe Co.*	525,220
13,707	Vornado Realty Trust - REIT	816,389
253,000	Wharf Holdings Ltd.	1,391,500
		10,686,277
	Utilities - 6.2%
496,711	Dynegy, Inc. - Class A*	993,422
27,723	Huaneng Power International, Inc. - ADR	707,214
86,310	Mirant Corp.*	1,206,614
107,757	NRG Energy, Inc.*	2,477,333
264,262	RRI Energy, Inc.*	1,392,661
		6,777,244
	Total Common Stocks
	(Cost $122,947,723)	103,026,897

	Exchange-Traded Funds - 1.8%
81,800	Market Vectors - Gaming ETF	1,913,302
	Total Exchange-Traded Funds
	(Cost $1,581,102)	1,913,302

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2009
(Unaudited)

Number
of Shares		Value

	Investment Companies - 0.2%
116,600	Urbana Corp. - Class A*	$194,377
	Total Investment Companies
	(Cost $194,920)	194,377

Principal		Value
Amount
	Short-Term Investments - 4.0%
$4,396,694	UMB Money Market Fiduciary, 0.05% ‡	4,396,694
14,472	Citibank Money Market Deposit Account, 0.10% ‡	14,472
	Total Short-Term Investments
	(Cost $4,411,166)	4,411,166

	Total Investments - 99.9%
	(Cost $129,134,911)	109,545,742
	Other assets less liablities - 0.1%	121,689
	Total Net Assets - 100.0%	$109,667,431

ADR - American Depository Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statement.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2009
(Unaudited)

Sector Representation as of October 31, 2009
(% of Net Assets)

See accompanying Notes to Financial Statement.

Liberty Street Horizon Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009 (Unaudited)

ASSETS
Investments in securities, at value (cost $129,134,911)	$109,545,742
Receivables:
Investment securities sold	303,701
Fund shares sold	343,830
Dividends and interest	53,023
Prepaid expenses	1,423
Total assets	110,247,719

LIABILITIES
Cash overdraft	765
Payables:
Investment securities purchased	345,666
Fund shares redeemed	113,037
Due to Advisor	48,813
Due under Distribution Plan - A & C Shares (Note 7)	13,656
Administration fees	10,581
Custody fees	3,242
Fund accounting fees	5,706
Transfer agent fees	15,022
Trustees fees	657
Chief Compliance Officer fees	1,852
Accrued other expenses	21,291
Total liabilities	580,288

NET ASSETS	$109,667,431

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$138,420,325
Accumulated net investment income	82,730
Accumulated net realized loss on investments	(9,246,315)
Net unrealized depreciation on investments and foreign currency	(19,589,309)
NET ASSETS	$109,667,431

Shares Outstanding
A Shares	3,692,745
C Shares	2,255,687
Institutional Shares	13,228,890
Net Assets Value, Offering and Redemption Price Per Share
A Shares (based on net assets of $21,209,557)	$5.74
A Shares Maximum Public Offering Price Per Share	$6.03
(net asset value per share / 95.25%)
C Shares (based on net assets of $12,795,735)	$5.67
Institutional Shares (based on net assets of $75,662,139)	$5.72

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2009 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $61,867)	$962,521
Interest	3,075
Total income		$965,596

Expenses
Advisory fees	540,659
Distribution fees (Note 7)
A Shares	28,768
C Shares	45,410
Fund accounting fees	34,277
Administration fees	67,020
Transfer agent fees	109,034
Registration fees	27,147
Custody fees	10,396
Audit fees	5,900
Legal fees	24,052
Chief compliance officer fees	20,219
Trustees' fees and expenses	1,706
Insurance fees	4,778
Shareholder reporting fees	12,545
Miscellaneous	2,827

Total expenses		934,738
Less: Fees waived		(184,737)
Net expenses		750,001
Net investment income		215,595

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments		(32,866)
Foreign currency transactions		5,558
Net realized gain		(27,308)
Net unrealized appreciation (depreciation) on:
Investments		17,978,034
Foreign currency translations		(140)
Net unrealized appreciation		17,977,894
Net realized and unrealized gain on investments and
foreign currency		17,950,586

Net Increase in Net Assets from Operations		$18,166,181

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended
	October 31, 2009		Year Ended
	(Unaudited)		April 30, 2009
INCREASE (DECREASED) IN NET ASSETS FROM:
Operations
Net investment income	$215,595		$374,649
Net realized loss on investments and foreign currency	(27,308)		(9,332,747)
Net unrealized appreciation (depreciation) on investments and foreign currency	17,977,894		(30,974,171)
Net increase (Decreased) in net assets resulting from operations	18,166,181		(39,932,269)

Distributions to Shareholders
From net investment income
A Shares	-		(29,486)
C Shares	-		-
Institutional Shares	-		(322,627)
Total distributions	-		(352,113)

Capital Transactions
Net proceeds from shares sold	17,806,812		104,672,240
Reinvestment of distributions	-		346,751
Cost of shares redeemed	(16,186,992	) *	(35,728,248)
Net change in net assets from capital transactions	1,619,820		69,290,743

Total increase in net assets	19,786,001		29,006,361

NET ASSETS
Beginning of period	89,881,430		60,875,069
End of period	$109,667,431		$89,881,430

Accumulated net investment income (loss)	$82,730		$(132,865)

*	Net of redemption fee proceeds of $10,713.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - A Shares

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months
	Ended
	October 31, 2009		Year Ended
	(Unaudited)		April 30, 2009
Net asset value, beginning of period	$4.80		$9.39
Income from Investment Operations
Net investment income (a)	0.01		0.03
Net realized and unrealized gain (loss) on investments
and foreign currency	0.93		(4.61)
Total from investment operations	0.94		(4.58)

Less Distributions:
From net investment income	-		(0.01)

Redemption fee proceeds	-	^	- ^

Net asset value, end of period	$5.74		$4.80

Total return (b)	19.58%	*	(48.80)%

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$21,210		$19,384

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.84%	**	1.91%
After fees waived and expenses absorbed	1.50%	**	1.50%
Ratio of net investment income to average net assets	0.29%	**	0.49%
Portfolio turnover rate	0.3%	*	21%

(a)	Based on average shares outstanding during the period.
(b)	Total return excludes the effect of the applicable sales load.
*	Not annualized.
**	Annualized.
^	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - C Shares

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months
	Ended
	October 31, 2009		Year Ended
	(Unaudited)		April 30, 2009
Net asset value, beginning of period	$4.75		$9.33
Income from Investment Operations
Net investment income (a)	(0.01)		0.00	^
Net realized and unrealized gain (loss) on investments
and foreign currency	0.93		(4.58)
Total from investment operations	0.92		(4.58)

Less Distributions:
From net investment income	-		-

Redemption fee proceeds	-	^	-	^

Net asset value, end of period	$5.67		$4.75

Total return	19.37%	*	(49.09)%

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$12,796		$10,064

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.34%	**	2.50%
After fees waived and expenses absorbed	2.00%	**	2.00%
Ratio of net investment loss to average net assets	(0.21)%	**	(0.03)%
Portfolio turnover rate	0.3%	*	21%

(a)	Based on average shares outstanding during the period.
*	Not annualized.
**	Annualized.
^	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
FINANCIAL HIGHLIGHTS - Institutional Shares

Per share operating performance
For a capital share outstanding throughout the Period

	Six Months
	Ended
	October 31, 2009		Year Ended
	(Unaudited)		April 30, 2009
Net asset value, beginning of period	$4.77		$9.37
Income from Investment Operations
Net investment income (a)	0.02		0.04	^
Net realized and unrealized gain (loss) on investments
and foreign currency	0.93		(4.62)
Total from investment operations	0.95		(4.58)

Less Distributions:
From net investment income	-		(0.03)

Redemption fee proceeds	-	^	0.01

Net asset value, end of period	$5.72		$4.77

Total return	19.92%	*	(48.81)%

Ratios and Supplemental Data
Net assets, end of period (000's omitted)	$75,662		$60,434

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.59%	**	1.68%
After fees waived and expenses absorbed	1.25%	**	1.25%
Ratio of net investment income to average net assets	0.54%	**	0.68%
Portfolio turnover rate	0.3%	*	21%

(a)	Based on average shares outstanding during the period.
*	Not annualized.
**	Annualized.
^	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2009
(Unaudited)

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  A Shares commenced operations on May 4, 2007. C Shares commenced operations on May 24, 2007.  Institutional Shares commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”).  On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C and Institutional shares of the Fund.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2009
(Unaudited) - Continued

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At October 31, 2009, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2009
(Unaudited) - Continued

(f) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Accounting Standards
The Fund adopted Financial Accounting Standards Board (“FASB”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement,” Accounting for Income Taxes”. This establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor engages Horizon Asset Management, Inc. (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% , 2.00% and 1.25% of the Fund's average daily net assets for A Shares, C Shares and Institutional Shares, respectively until October 12, 2011.

For the six months ended October 31, 2009, the Advisor waived fees or reimbursed other expenses of $176,219.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2009, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

April 30, 2011	$353,895
April 30, 2012	301,848
April 30, 2013	176,219
$831,962

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2009
(Unaudited) - Continued

Foreside Fund Services, LLC (“Foreside”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.  For the period May 1, 2009 through October 11, 2009, Atlantic Fund Administration, LLC (“Atlantic”) served as fund accounting agent, transfer agent and administrator to the Predecessor Fund.  Citibank served as the custodian to the Predecessor Fund.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2009, the Fund’s allocated fees paid to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  For the period May 1, 2009 through October 11, 2009, Atlantic provided Chief Compliance Officer services to the Predecessor Fund and voluntarily waived $8,518 of its fees.  The Fund’s allocated fees paid for CCO services for the six months ended October 31, 2009, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2009, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$131,342,893

Gross unrealized appreciation	13,076,175
Gross unrealized depreciation	(34,873,466)
Net unrealized depreciation on investments and foreign currency translations	$(21,797,291)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2009, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$883,885
Undistributed long-term capital gains	-
Tax accumulated earnings	883,885
Accumulated capital and other losses	(9,037,506)
Unrealized depreciation on investments and foreign currency translations.	(38,765,454)
Total accumulated earnings (deficit)	$(46,919,075)

The tax character of distributions paid during the fiscal years ended April 30, 2009 and April 30, 2008 were as follows:

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2009
(Unaudited) - Continued

Distribution paid from:	April 30, 2009	April 30, 2008
Ordinary income	$352,113	$80,796
Long term capital gains	-	-
Total distributions	$352,113	$80,796

As of April 30, 2009, the Fund had a capital loss carryover of $5,416,874, of which $1,062 expires in 2016 and $5,415,812 expires in 2017.

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of April 30, 2009, the Fund has $3,620,632 of post-October losses which are deferred until May 1, 2009 for tax purposes.

Note 5 - Capital Transactions
Capital transactions for the Fund were as follows:

	For the Six Months Ended
	October 31, 2009
	Shares	Value
Subscriptions:
A Shares	460,296	$2,665,539
C Shares	268,029	1,524,390
Institutional Shares	2,450,542	13,616,883
Total Subscriptions	3,178,867	$17,806,812

Repurchases:
A Shares	(806,107)	$(4,803,582)
C Shares	(130,083)	(715,696)
Institutional Shares	(1,881,959)	(10,667,714)
Total Repurchases	(2,818,149)	$(16,186,992)*

There were no reinvestments on dividends for the six months ended October 31, 2009
*Net of redemption fee proceeds of $10,713 (The Fund charges a 1% fee if you redeem your shares of the Fund within 90 days of purchase).

Note 6 - Investment Transactions
For the six months ended October 31, 2009, purchases and sales of investments, excluding short-term investments, were $5,810,316 and $326,846, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

For the six months ended October 31, 2009, distribution fees incurred are disclosed on the Statement of Operations.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2009
(Unaudited) - Continued

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 –Fair Value Measurements and Disclosure
In September 2006, FASB issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007.  Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Observable Inputs)	Level 3 (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$103,026,897	$-	$-	$103,026,897
Exchange-Trade Funds	1,913,302	-	-	1,913,302
Investment Companies	194,377	-	-	194,377
Short-Term Investments	4,411,166	-	-	4,411,166
Total Investments, at Value	$109,545,742	$-	$-	$109,545,742

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2009
(Unaudited) - Continued

Note 10 – Accounting Pronouncement
In March 2008, FASB issued Derivatives and Hedging effective for financial statements issued for interim and annual periods beginning after November 15, 2008.  Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  The Fund did not have any outstanding forward contracts as of October 31, 2009.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

For the six months ended October 31, 2009, the Fund entered into one forward contract resulting in a net realized loss of $66.

Note 11 –Reorganization
On September 22, 2009, shareholders of the Predecessor Fund approved an agreement and plan of reorganization providing for the transfer of all of the assets of the Predecessor Fund to the Fund which is designed to be identical from an investment perspective to the Predecessor Fund, in exchange for (a) the Fund’s shares, which was distributed pro rata by the Predecessor Fund to the holders of its shares in complete liquidation of the Predecessor Fund, and (b) the Fund’s assumption of all of the liabilities of the Predecessor Fund.

The percentage of shares outstanding and entitled to vote that were present by proxy were 51.64%.  The numbers of shares voted were as follows:

For	Against	Abstain	Total
10,006,284	12,224	41,566	10,060,074

On October 12, 2009, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for the A Shares, C Shares and Institutional Shares of the Fund.  The acquisition was accounted for as a tax-free exchange of 4,095,206 Class A shares, 2,171,464 Class C shares and 13,090,376 Institutional Class Shares for the net assets of the Predecessor Fund, which amounted to $118,266,158, including $13,071,006 of unrealized depreciation, after the close of business on October 9, 2009.  Accounting and performance history of the A Shares, C Shares and Institutional Shares of the Predecessor Fund were redesignated as that of the A Shares, C Shares and Institutional Shares of the Fund, respectively.

Liberty Street Horizon Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2009
(Unaudited) - Continued

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, an entity is required to disclose the date through which subsequent events have been evaluated. Management has evaluated the Fund’s related events and transactions that occurred subsequent to October 31, 2009, through December 28, 2009, the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with Liberty Street Advisors, Inc. and Sub-Advisory Agreement with Horizon Asset Management, Inc.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), at a meeting held on June 24, 2009 reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) with Liberty Street Advisors, Inc. (“Liberty”) for the Liberty Street Horizon Fund (the “Fund”) for an initial two-year term. In addition, the Board and the Independent Trustees reviewed and unanimously approved the sub-advisory agreement for the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) with Horizon Asset Management, Inc. (“Horizon”). In approving the Fund Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that each of the Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund’s shareholders.

Background

In advance of the meeting, the Board received information about the Fund Advisory Agreements from Liberty and Horizon and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators. In addition, the Independent Trustees received a memorandum from their legal counsel discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of each Fund Advisory Agreement. At the meeting, the Independent Trustees asked questions of the representatives of Liberty and Horizon and considered their responses before voting on the Fund Advisory Agreements. In addition, before voting the Independent Trustees discussed approval of the Fund Advisory Agreements in a private session at which no representatives of Liberty or Horizon were present.

The Board and the Independent Trustees considered approval of the Advisory Agreement and the Sub-Advisory Agreement separately. In approving each Fund Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve a Fund Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered information regarding the resources that Liberty and Horizon would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments. They also considered a report on certain policies and procedures of Liberty and Horizon, including information about their codes of ethics. The Board and the Independent Trustees also recognized that the Fund’s predecessor had been in operation since 2007, with Liberty as its advisor and Horizon as its sub-advisor. Accordingly, the Board and the Independent Trustees concluded that the Fund would be likely to benefit from continuity in its advisory and sub-advisory relationships. In addition, the Board and the Independent Trustees also noted that Liberty’s and Horizon’s brokerage practices were reasonably efficient. The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by Liberty and Horizon were satisfactory.

Liberty Street Horizon Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees reviewed a comparison of the Fund’s proposed management fee to the current advisory fees of other funds in the Fund’s peer group. In addition, they reviewed a comparison of the Fund’s estimated expenses to the current expenses of other funds in its peer group. In assessing this information, the Board (including the Independent Trustees) noted, among other things, that although the Fund’s proposed advisory fees would be above the current median advisory fee for its peer group, the estimated expense ratio of the Fund would be below the current median expense ratio for its peer group. The Board and the Independent Trustees determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by Liberty and Horizon.

Estimated Profitability of Fund Advisory Agreements to Liberty and Horizon

The Board and the Independent Trustees reviewed information about the estimated expenses to be incurred by Liberty and Horizon in providing services to the Fund. Based on the information provided, the Board and the Independent Trustees determined that the estimated profitability of the Fund Advisory Agreements to Liberty and Horizon was reasonable in light of the nature, extent and quality of services to be provided to the Fund.

Economies of Scale

The Board and the Independent Trustees noted that, initially, the Fund’s asset levels would likely be too low to achieve significant economies of scale. As a result, the Board and the Independent Trustees concluded that the matter of such economies, and the extent to which the Fund’s fee levels reflect those economies for the benefit of Fund investors, would be reviewed in the future as Fund assets grow.

Performance of Predecessor Fund

The Board and the Independent Trustees considered information regarding the performance of the Fund’s predecessor. The Board noted that, although the investment results for the Fund’s predecessor had been below the average for its peer group for the year ended April 30, 2009, its results for the year-to-date in 2009 were well above the peer group average. Accordingly, the Board and the Independent Trustees determined that Liberty and Horizon would provide the Fund with a reasonable potential for favorable investment results.

Based on these and other factors, the Board and the Independent Trustees concluded that each of the Fund Advisory Agreements is in the bests interests of the Fund’s shareholders and, accordingly, approved the Advisory Agreement and the Sub-Advisory Agreement for an initial two-year term.

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Liberty Street Horizon Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Liberty Street Horizon Fund A Shares	LSHAX	461 418 840
Liberty Street Horizon Fund C Shares	LSHCX	461 418 832
Liberty Street Horizon Fund Institutional Shares	LSHUX	461 418 824

Privacy Principles of the Liberty Street Horizon Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Liberty Street Horizon Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, on the Fund’s website at http://www.libertystreetfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Liberty Street Horizon Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-800-207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)     /s/ John P. Zader
     John P. Zader, President

Date   January 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John P. Zader
     John P. Zader, President

Date   January 5, 2010

By (Signature and Title)     /s/ Rita Dam
     Rita Dam, Treasurer

Date   January 5, 2010